EQUITY METHOD INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other Equity Method Investees [Member]	Dec. 31, 2011 Other Equity Method Investees [Member]	Dec. 31, 2010 Other Equity Method Investees [Member]	Oct. 01, 2010 Coca-Cola Enterprises Inc.	Dec. 31, 2012 Other Equity Method Investments	Dec. 31, 2011 Other Equity Method Investments	Dec. 31, 2010 Other Equity Method Investments	Dec. 31, 2012 Coca-Cola Hellenic	Dec. 31, 2012 Coca-Cola FEMSA	Dec. 31, 2012 Coca-Cola Amatil	Dec. 31, 2011 Acquisition of Coca Cola Enterprises North American Business [Member]	Dec. 31, 2010 Acquisition of Coca Cola Enterprises North American Business [Member]
Equity method investments, disclosures
Business Acquisition Cost of Acquired Entity Percentage of Indirect Ownership Interest Transfer						33.00%
Ownership interest in Equity investee (as a percent)										23.00%	29.00%	29.00%
Summarized financial information - Income statement
Net operating revenues			$ 47,087	$ 42,472	$ 38,663	$ 16,464
Cost of goods sold			28,821	26,271	23,053	10,028
Gross profit			18,266	16,201	15,610	6,436
Operating income			4,605	4,181	4,134	1,369
Consolidated net income			2,993	2,237	2,659
Less: Net income attributable to noncontrolling interests			89	99	89
Net income attributable to common shareowners			2,904	2,138	2,570	677
Summary of significant transactions with CCE
Concentrate, syrup and finished product sales						4,737	7,100	6,900	6,200
Syrup and finished product purchases						263	392	430	205
CCE purchases of sweeteners through our Company						251
Marketing payments made by us						314	1,587	1,147	1,034
Marketing payments made to third parties on behalf of CCE						106
Local media and marketing program reimbursements from CCE						268
Payments made to CCE for dispensing equipment repair services						64
Other payments - net						19
Charge related to preexisting relationships													1	265
Investment in equity method investees in excess of the proportionate share of net assets	2,241
Current Assets			16,054	13,960
Noncurrent assets			32,687	27,152
Total assets			48,741	41,112
Current liabilities			12,004	10,545
Noncurrent liabilities			12,272	11,646
Total liabilities			24,276	22,191
Equity attributable to shareowners of investees			23,827	18,392
Equity attributable to noncontrolling interests			638	529
Total Equity			24,465	18,921
EQUITY METHOD INVESTMENTS	$ 9,216	$ 7,233	$ 9,216	$ 7,233